Earnings Per Share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders-basic | ¥		¥ 6,809,056	¥ 4,754,827	¥ 4,312,213
Plus: Interest expense of convertible senior notes | ¥		45,809
Net income attributable to ordinary shareholders-diluted | ¥		¥ 6,854,865	¥ 4,754,827	¥ 4,312,213
Shares (Denominator):
Weight average ordinary shares outstanding-basic		809,442,862	819,961,265	796,097,532
Incremental weighted-average ordinary shares from assumed exercise of ordinary share units and restricted share units using the treasury stock method				49,972
Dilutive effect of convertible senior notes		10,830,669
Weighted Average Number of Shares Outstanding, Diluted, Total		820,273,531	819,961,265	796,147,504
Earnings per share-basic | (per share)	$ 1.22	¥ 8.41	¥ 5.80	¥ 5.42
Earnings per share-diluted | (per share)	$ 1.21	¥ 8.36	¥ 5.80	¥ 5.42
Zto Es Holding Limited ("ZTO ES")
Shares (Denominator):
Anti-dilutive securities excluded from the calculation of diluted net loss per share		6,024,675	6,811,546	7,447,313